The Glenmede Fund, Inc.

(the “Fund”)

Supplement dated November 4, 2025 to the

Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2025, as supplemented

Effective November 4, 2025, all references to the Environmental Accountability Portfolio are hereby removed from the Prospectus and Statement of Additional Information, each dated February 28, 2025.

This supplement should be retained for future reference.